Share-based compensation plans and shares held in trust - Narrative (Details) shares in Millions	12 Months Ended
	Dec. 31, 2025 $ / bbl shares	Dec. 31, 2024 shares	Dec. 31, 2023
Nominal value $ million | Shares held by employee share trusts
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	21.4	22.6
Number of ADSs (million) | Shares held by employee share trusts
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	3.7	4.1
Performance Share Awards (PSA)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of share-based compensation	3 years
Performance Share Plan (PSP) and Long-term Incentive Plan (LTIP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of share-based compensation		3 years	3 years
Granted (in shares) | $ / bbl	0
Bottom of range | Performance Share Awards (PSA)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of share-based compensation	0.00%
Top of range | Performance Share Awards (PSA)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of share-based compensation	200.00%
Top of range | Restricted Share Awards (RSA)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of share-based compensation	100.00%